Schedule II - Valuation and Qualifying Accounts (Details) (Allowance for doubtful accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 547	$ 646	$ 1,648
Charged to expenses	689	87	(257)
Deductions	1,156	186	745
Balance at end of period	$ 80	$ 547	$ 646